THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended	12 Months Ended
	Nov. 24, 2015 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) segment language country brand	Dec. 31, 2015 USD ($) segment language country brand	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of dating brands (more than) | brand		45	45
Number of languages where products are available | language		38	38
Number of countries where products are available (more than) | country		190	190
Number of operating segments | segment		2	2
Class of Stock
Proceeds from initial public offering, net of fees and expenses			$ 428,789	$ 0	$ 0
Increase (decrease) in debt issuance costs from reclassification		$ 16,009	16,610
Other non-current assets | Accounting Standards Update 2015-03
Class of Stock
Increase (decrease) in debt issuance costs from reclassification			(16,600)
Long-term debt | Accounting Standards Update 2015-03
Class of Stock
Increase (decrease) in debt issuance costs from reclassification			$ 16,600
IAC | Match Group, Inc.
Class of Stock
Percentage of ownership after IPO		84.60%	84.60%
Percentage of voting rights held after IPO		98.20%	98.20%
IPO | Common Stock
Class of Stock
Common Stock, issued shares | shares	38.3
Offering price (in usd per share) | $ / shares	$ 12.00
Proceeds from initial public offering, net of fees and expenses	$ 428,300